Leases - Schedule of Undiscounted Future Minimum Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Undiscounted Future Minimum Payments [Abstract]
2026	¥ 8,173	$ 1,169
2027	7,228	1,034
2028	5,567	796
2029	5,355	766
2030 and after	10,294	1,471
Total undiscounted cashflows	36,617	5,236
Less: imputed interest	(4,333)	(620)
Present value of lease liabilities	¥ 32,284	$ 4,616	¥ 37,303